Schedule of Income Tax (Benefit) Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal
State
Total current income taxes
Federal			439,942	(514,832)
Deferred Tax (Benefit) Provision			439,942	(514,832)
Total		$ 9,588	$ 439,942	$ (514,832)